LIABILITIES FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2024
LIABILITIES FROM FINANCING ACTIVITIES
LIABILITIES FROM FINANCING ACTIVITIES
NOTE 29. LIABILITIES FROM FINANCING ACTIVITIES
The following table presents the reconciliation of the balances of liabilities from financing activities as of December 31, 2024 and 2023:

	Balance as of January 1, 2024	Cash flows	Non-cash changes			Balance as of December 31, 2024
			Foreign currency translation adjustment	Interests accrued	Other movements
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	470,295	550,584	39,593	-	-	1,060,472
Borrowings from other financial institutions(1)	15,648,606	(2,506,604)	1,196,756	1,349,913	861	15,689,532
Debt instruments in issue(1)	14,663,576	(6,226,196)	1,635,724	1,202,112	-	11,275,216
Preferred shares(2)	584,204	(57,701)	-	57,701	-	584,204
Total liabilities from financing activities	31,366,681	(8,239,917)	2,872,073	2,609,726	861	28,609,424
(1)The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 1,426,452 and COP 1,104,487, respectively, which are classified as cash flows from operating activities in the Consolidated Statement of Cash Flow.
(2)The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the preferred shares' holders and is included in the line "dividends paid" of the Consolidated Statement of Cash Flow, which includes the dividends paid during the year to both preferred and common shares holders.

	Balance as of January 1, 2023	Cash flows	Non-cash changes			Balance as of December 31, 2023
			Foreign currency translation adjustment	Interests accrued	Other movements
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	189,052	304,846	(23,603)	-	-	470,295
Borrowings from other financial institutions(1)	19,692,638	(1,674,476)	(4,029,947)	1,658,996	1,395	15,648,606
Debt instruments in issue(1)	19,575,988	(3,494,834)	(2,844,193)	1,426,615	-	14,663,576
Preferred shares(2)	584,204	(57,701)	-	57,701	-	584,204
Total liabilities from financing activities	40,041,882	(4,922,165)	(6,897,743)	3,143,312	1,395	31,366,681
(1)The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 1,607,927 and COP 1,347,889, respectively, which are classified as cash flows from operating activities in the Consolidated Statement of Cash Flow.
(2)The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the preferred shares' holders and is included in the line "dividends paid" of the Consolidated Statement of Cash Flow, which includes the dividends paid during the year to both preferred and common shares holders.